Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

5.  Investments

Investments at Cost

The breakdown of non-marketable securities as of December 31, 2024 and 2023 are as follows:

	Carrying amount
	Thousands of Yen		Ownership
	2024	2023	2024	2023
Matrix Industries, Inc.	¥86,918	¥77,948	2.80%	2.89%
Other	500	3,594	―	―
Total	¥87,418	¥81,542

The Company acquired a convertible note from Matrix Industries, Inc. for ¥52,520 thousand on February 3, 2021. In 2023, the Company converted the convertible note into shares. The carrying amount of non-marketable securities are recorded at cost as fair value is not readily determinable. The Company did not recognize any impairments or adjustments to the carrying value for the years ended December 31, 2024 and 2023.